Annual Fund Operating Expenses - (Allspring Exchange-Traded Funds Trust)	Sep. 30, 2024
(Allspring SMID Core ETF) | Allspring SMID Core ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.38%
(Allspring Ultra Short Municipal ETF) | Allspring Ultra Short Municipal ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.18%

[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	Expenses are based on estimated amounts for the current fiscal year.